Investment in Securities (Amortized Cost Basis Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses and Fair Values of Available-for-Sale Securities and Held-to-Maturity Securities in Each Major Security Type) (Detail) - JPY (¥)
¥ in Millions
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	¥ 3,029,912	¥ 3,015,940
Available-for-sale debt securities, Allowance for credit losses	(540)	(634)
Available-for-sale debt securities, Gross unrealized gains	35,669	41,989
Available-for-sale debt securities, Gross unrealized losses	(463,961)	(391,817)
Available-for-sale debt securities, Fair value	2,601,080	2,665,478
Japanese and foreign government bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	1,419,155	1,299,025
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	8,589	11,526
Available-for-sale debt securities, Gross unrealized losses	(340,948)	(275,637)
Available-for-sale debt securities, Fair value	1,086,796	1,034,914
Japanese prefectural and foreign municipal bond securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	432,387	425,426
Available-for-sale debt securities, Allowance for credit losses	(234)	(248)
Available-for-sale debt securities, Gross unrealized gains	3,895	2,623
Available-for-sale debt securities, Gross unrealized losses	(24,203)	(26,336)
Available-for-sale debt securities, Fair value	411,845	401,465
Corporate debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	874,013	905,706
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	17,066	21,415
Available-for-sale debt securities, Gross unrealized losses	(91,931)	(82,542)
Available-for-sale debt securities, Fair value	799,148	844,579
CMBS and RMBS in the Americas
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	86,582	88,586
Available-for-sale debt securities, Allowance for credit losses	0	0
Available-for-sale debt securities, Gross unrealized gains	1,159	929
Available-for-sale debt securities, Gross unrealized losses	(1,275)	(1,775)
Available-for-sale debt securities, Fair value	86,466	87,740
Other asset-backed securities and debt securities
Schedule of Investments [Line Items]
Available-for-sale debt securities, Amortized cost	217,775	297,197
Available-for-sale debt securities, Allowance for credit losses	(306)	(386)
Available-for-sale debt securities, Gross unrealized gains	4,960	5,496
Available-for-sale debt securities, Gross unrealized losses	(5,604)	(5,527)
Available-for-sale debt securities, Fair value	¥ 216,825	¥ 296,780